BUSINESS COMBINATION (Details 2) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 14,133	$ 14,133
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 795	$ 795
Estimated Useful Life (Years)	3 years	3 years
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 6,161	$ 6,161
Estimated Useful Life (Years)	4 years	4 years
Customer Relationship Warranty [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 201	$ 201
Estimated Useful Life (Years)	2 years	2 years
Customer Relationship Rental [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 2,102	$ 2,102
Estimated Useful Life (Years)	4 years	4 years
Customer Relationship - Distribution [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 4,578	$ 4,578
Estimated Useful Life (Years)	5 years	5 years
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 296	$ 296
Estimated Useful Life (Years)	1 year	1 year